Portfolio of Investments – as of September 30, 2025 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.4% of Net Assets
	Automobile Components — 0.4%
109,500	Magna International, Inc.	$5,188,110
	Automobiles — 2.5%
489,672	General Motors Co.	29,855,302
	Banks — 9.7%
555,069	Bank of America Corp.	28,636,010
405,088	Citigroup, Inc.	41,116,432
13,601	First Citizens BancShares, Inc., Class A	24,334,365
247,245	Wells Fargo & Co.	20,724,076
		114,810,883
	Beverages — 3.0%
74,900	Constellation Brands, Inc., Class A	10,086,783
1,007,096	Keurig Dr. Pepper, Inc.	25,691,019
		35,777,802
	Broadline Retail — 1.5%
78,143	Amazon.com, Inc.(a)	17,157,858
	Building Products — 2.3%
254,628	Fortune Brands Innovations, Inc.	13,594,589
191,193	Masco Corp.	13,458,075
		27,052,664
	Capital Markets — 11.9%
105,781	Bank of New York Mellon Corp.	11,525,898
326,584	Carlyle Group, Inc.	20,476,817
378,630	Charles Schwab Corp.	36,147,806
169,133	Intercontinental Exchange, Inc.	28,495,528
188,580	Nasdaq, Inc.	16,679,901
237,766	State Street Corp.	27,583,233
		140,909,183
	Chemicals — 1.6%
123,302	Celanese Corp.	5,188,548
198,436	Corteva, Inc.	13,420,227
		18,608,775
	Consumer Finance — 4.6%
660,483	Ally Financial, Inc.	25,890,934
131,411	Capital One Financial Corp.	27,935,350
		53,826,284
	Distributors — 0.9%
80,800	Genuine Parts Co.	11,198,880
	Electronic Equipment, Instruments & Components — 1.4%
76,199	TE Connectivity PLC	16,727,966
	Entertainment — 2.6%
1,544,601	Warner Bros. Discovery, Inc.(a)	30,166,058
	Financial Services — 4.5%
354,300	Corebridge Financial, Inc.	11,355,315
166,264	Fiserv, Inc.(a)	21,436,417
239,196	Global Payments, Inc.	19,872,404
		52,664,136
	Ground Transportation — 1.1%
54,300	Union Pacific Corp.	12,834,891
	Health Care Equipment & Supplies — 3.6%
293,900	Baxter International, Inc.	6,692,103
286,632	GE HealthCare Technologies, Inc.	21,526,063
149,411	Zimmer Biomet Holdings, Inc.	14,716,984
		42,935,150
	Health Care Providers & Services — 1.5%
55,858	Elevance Health, Inc.	18,048,837
	Hotels, Restaurants & Leisure — 2.3%
220,509	Airbnb, Inc., Class A(a)	26,774,203
Shares	Description	Value (†)
	Insurance — 6.4%
323,941	American International Group, Inc.	$25,442,326
91,025	Reinsurance Group of America, Inc.	17,488,633
94,105	Willis Towers Watson PLC	32,508,573
		75,439,532
	Interactive Media & Services — 3.6%
173,756	Alphabet, Inc., Class A	42,240,084
	Life Sciences Tools & Services — 2.1%
132,418	IQVIA Holdings, Inc.(a)	25,151,475
	Machinery — 0.8%
20,770	Deere & Co.	9,497,290
	Media — 3.4%
60,868	Charter Communications, Inc., Class A(a)	16,745,091
581,910	Comcast Corp., Class A	18,283,612
89,764	Liberty Broadband Corp., Class C(a)	5,703,605
		40,732,308
	Oil, Gas & Consumable Fuels — 11.8%
714,172	APA Corp.	17,340,096
323,669	ConocoPhillips	30,615,851
125,867	EOG Resources, Inc.	14,112,208
122,813	Marathon Petroleum Corp.	23,670,977
253,639	Phillips 66	34,499,977
117,400	Targa Resources Corp.	19,669,196
		139,908,305
	Passenger Airlines — 2.1%
429,110	Delta Air Lines, Inc.	24,351,992
	Pharmaceuticals — 2.2%
309,717	Merck & Co., Inc.	25,994,548
	Professional Services — 2.3%
104,911	Equifax, Inc.	26,912,819
	Real Estate Management & Development — 1.4%
102,844	CBRE Group, Inc., Class A(a)	16,204,101
	Software — 2.2%
111,692	Salesforce, Inc.	26,471,004
	Textiles, Apparel & Luxury Goods — 1.7%
296,859	NIKE, Inc., Class B	20,699,978
	Total Common Stocks (Identified Cost $935,619,911)	1,128,140,418

Principal Amount
Short-Term Investments — 4.0%
$46,831,851
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $46,835,299
on 10/01/2025  collateralized by $8,475,400
U.S. Treasury Note, 2.250% due 11/15/2027  valued
at $8,307,554; $18,632,200 U.S. Treasury Note,
3.875% due 12/31/2027  valued at $18,907,332;
$20,315,700 U.S. Treasury Note, 4.000% due
2/29/2028 valued at $20,553,682 including accrued
interest(b)
(Identified Cost $46,831,851)
		46,831,851
	Total Investments — 99.4% (Identified Cost $982,451,762)	1,174,972,269
	Other assets less liabilities — 0.6%	7,248,462
	Net Assets — 100.0%	$1,182,220,731

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,128,140,418	$ —	$ —	$1,128,140,418
Short-Term Investments	—	46,831,851	—	46,831,851
Total Investments	$1,128,140,418	$46,831,851	$—	$1,174,972,269

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.